Note 10 - Other Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Intermediated Money Transaction Tax *	[1]	$ 1,378	$ 799	$ 451
Solar evaluation cost		0	0	230
COVID-19 donations		0	74	1,322
Community and social responsibility cost		898	1,167	382
Impairment of property, plant and equipment - plant and equipment (note 17)		8,209	498	0
Impairment of exploration and evaluation assets – Connemara North and Glen Hume (note 18)		467	3,837	2,930
Expected credit losses on deferred consideration on the disposal of subsidiary		0	761	0
Bilboes pre-operational expenses (note 5)		830	0	0
Other expenses		$ 11,782	$ 7,136	$ 5,315

[1]	Intermediated Money Transfer Tax ("IMTT”) is tax chargeable in Zimbabwe on transfer of physical money, electronically or by any other means, between two or more persons. The presidential announcement made on May 7, 2022 increased the IMTT charges on all domestic foreign currency transfers from 2% to 4%,